                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08390
                                                      ---------

                            Cash Management Portfolio
                            -------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2004
                                -----------------
                            Date of Reporting Period

ITEM 1.  REPORTS TO STOCKHOLDERS

CASH MANAGEMENT PORTFOLIO as of December 31, 2004
PORTFOLIO OF INVESTMENTS

COMMERCIAL PAPER -- 52.6%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                            VALUE
-----------------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 4.4%

$            748   American Honda Finance, 2.23%, 1/10/05                                   $       747,583
           1,750   American Honda Finance, 2.31%, 1/19/05                                         1,747,979
           3,000   Toyota Motor Credit Co., 1.98%, 1/12/05                                        2,998,185
           2,000   Toyota Motor Credit Co., 2.32%, 1/21/05                                        1,997,422
-----------------------------------------------------------------------------------------------------------
                                                                                            $     7,491,169
-----------------------------------------------------------------------------------------------------------

BANKING AND FINANCE -- 26.3%

$          4,000   American General Finance Corp., 2.26%, 1/19/05                           $     3,995,480
           4,000   American General Finance Corp., 2.32%, 2/1/05                                  3,992,009
           3,000   Barton Capital Corp., 2.18%, 1/3/05(1)                                         2,999,637
           1,500   CAFCO, LLC, 2.32%, 1/24/05(1)                                                  1,497,777
           1,000   CIESCO, LLC, 2.23%, 1/18/05(1)                                                   998,947
           3,812   CIESCO, LLC, 2.23%, 1/20/05                                                    3,807,514
           3,000   CRC Funding, LLC, 2.28%, 1/27/05(1)                                            2,995,060
           3,000   CXC, LLC, 2.18%, 1/18/05(1)                                                    2,996,912
           4,362   Kittyhawk Funding, 2.34%, 1/19/05(1)                                           4,356,897
           3,142   Old Line Funding Corp., 2.35%, 2/7/05(1)                                       3,134,411
           3,400   Ranger Funding Co., LLC, 2.39%, 2/14/05(1)                                     3,390,068
           7,000   Societe Generale N.A., 2.32%, 2/10/05                                          6,981,955
           3,300   Yorktown Capital, LLC, 2.34%, 1/21/05                                          3,295,710
-----------------------------------------------------------------------------------------------------------
                                                                                            $    44,442,377
-----------------------------------------------------------------------------------------------------------

CREDIT UNIONS -- 3.0%

$          2,500   Mid-States Corp. Federal Credit Union, 2.30%, 1/13/05                    $     2,498,083
           2,500   Mid-States Corp. Federal Credit Union, 2.34%, 1/25/05                          2,496,100
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,994,183
-----------------------------------------------------------------------------------------------------------

ELECTRICAL AND ELECTRONIC EQUIPMENT -- 4.1%

$          2,000   General Electric Capital Corp., 2.16%, 1/7/05                            $     1,999,280
           5,000   General Electric Capital Corp., 2.37%, 2/23/05                                 4,982,554
-----------------------------------------------------------------------------------------------------------
                                                                                            $     6,981,834
-----------------------------------------------------------------------------------------------------------

FOOD AND BEVERAGES -- 3.9%

$          3,300   Coca-Cola Company (The), 2.26%, 1/25/05                                  $     3,295,028
           3,282   Unilever Capital Corp., 2.32%, 1/24/05(1)                                      3,277,136
-----------------------------------------------------------------------------------------------------------
                                                                                            $     6,572,164
-----------------------------------------------------------------------------------------------------------

INSURANCE -- 3.0%

$          1,350   New York Life Capital Corp., 2.30%, 2/1/05(1)                            $     1,347,326
           3,700   New York Life Capital Corp., 2.30%, 2/3/05(1)                                  3,692,199
-----------------------------------------------------------------------------------------------------------
                                                                                            $     5,039,525
-----------------------------------------------------------------------------------------------------------

OIL -- 2.0%

$          3,300   Cortez Capital Corp., 2.28%, 1/11/05(1)                                  $     3,297,910
-----------------------------------------------------------------------------------------------------------
                                                                                            $     3,297,910
-----------------------------------------------------------------------------------------------------------

OPTICAL SUPPLIES -- 3.0%

$          1,500   Alcon Capital Corp., 2.18%, 1/10/05(1)                                   $     1,499,182
           3,500   Alcon Capital Corp., 2.28%, 1/14/05(1)                                         3,497,118
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,996,300
-----------------------------------------------------------------------------------------------------------

PHARMACEUTICALS -- 2.9%

$          5,000   Pfizer, Inc., 2.34%, 2/14/05(1)                                          $     4,985,700
-----------------------------------------------------------------------------------------------------------
                                                                                            $     4,985,700
-----------------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
           (AMORTIZED COST $88,801,162)                                                     $    88,801,162
-----------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 45.6%

$          1,800   FHLB Discount Notes, 2.20%, 1/19/05                                      $     1,798,020
           2,700   FHLB Discount Notes, 2.21%, 1/21/05                                            2,696,685
           1,900   FHLMC Discount Notes, 2.20%, 1/18/05                                           1,898,026
           6,450   FHLMC Discount Notes, 2.21%, 1/28/05                                           6,439,309
           5,000   FNMA Discount Notes, 2.13%, 1/3/05                                             4,999,408
           5,000   FNMA Discount Notes, 2.13%, 1/4/05                                             4,999,112
           2,812   FNMA Discount Notes, 2.15%, 1/5/05                                             2,811,328
           3,259   FNMA Discount Notes, 2.14%, 1/6/05                                             3,258,031
           3,403   FNMA Discount Notes, 2.15%, 1/7/05                                             3,401,781
           3,623   FNMA Discount Notes, 2.20%, 1/12/05                                            3,620,565
           2,800   FNMA Discount Notes, 2.23%, 1/12/05                                            2,798,092
           3,496   FNMA Discount Notes, 2.19%, 1/24/05                                            3,491,108
           5,000   FNMA Discount Notes, 2.20%, 1/26/05                                            4,992,361
           5,000   FNMA Discount Notes, 2.30%, 2/7/05                                             4,988,181
           6,774   FNMA Discount Notes, 2.31%, 2/8/05                                             6,757,483
           4,292   FNMA Discount Notes, 2.31%, 2/9/05                                             4,281,259
           2,718   FNMA Discount Notes, 2.325%, 2/9/05                                            2,711,154
           2,200   FNMA Discount Notes, 2.33%, 2/11/05                                            2,194,162
           5,544   FNMA Discount Notes, 2.32%, 2/15/05                                            5,527,923
           3,457   FNMA Discount Notes, 2.38%, 3/4/05                                             3,442,830
-----------------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
           (AMORTIZED COST, $77,106,818)                                                    $    77,106,818
-----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SHORT-TERM INVESTMENTS -- 1.8%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                            VALUE
-----------------------------------------------------------------------------------------------------------
$          3,005   Investors Bank and Trust Company Time Deposit, 2.25%, 1/3/05             $     3,005,000
-----------------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
           (AMORTIZED COST, $3,005,000)                                                     $     3,005,000
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
           (AMORTIZED COST $168,912,980)(2)                                                 $   168,912,980
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.0)%                                                    $       (25,285)
-----------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                        $   168,887,695
-----------------------------------------------------------------------------------------------------------

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

FNMA - Federal National Mortgage Association (Fannie Mae)

Securities issued by Fannie Mae, Freddie Mac or Federal Home Loan Bank are not issued or guaranteed by the U.S. Government.

(1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)  Cost for federal income taxes is the same.

                        See notes to financial statements

CASH MANAGEMENT PORTFOLIO as of December 31, 2004
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2004

ASSETS

Investments, at amortized cost                                   $  168,912,980
Cash                                                                        786
Interest receivable                                                         188
-------------------------------------------------------------------------------
TOTAL ASSETS                                                     $  168,913,954
-------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                          $        2,325
Accrued expenses                                                         23,934
-------------------------------------------------------------------------------
TOTAL LIABILITIES                                                $       26,259
-------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO        $  168,887,695
-------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals          $  168,887,695
-------------------------------------------------------------------------------
TOTAL                                                            $  168,887,695
-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the Year Ended
December 31, 2004

INVESTMENT INCOME

Interest                                                         $    2,512,198
-------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                          $    2,512,198
-------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                           $      920,455
Trustees' fees and expenses                                              10,847
Custodian fee                                                           106,987
Legal and accounting services                                            38,888
Miscellaneous                                                             6,806
-------------------------------------------------------------------------------
TOTAL EXPENSES                                                   $    1,083,983
-------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                    $           35
-------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                         $           35
-------------------------------------------------------------------------------

NET EXPENSES                                                     $    1,083,948
-------------------------------------------------------------------------------

NET INVESTMENT INCOME                                            $    1,428,250
-------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                          YEAR ENDED           YEAR ENDED
                                                          DECEMBER 31, 2004    DECEMBER 31, 2003
------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                                  $       1,428,250    $       1,444,723
   Net realized loss from investment transactions                        --                  (25)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $       1,428,250    $       1,444,698
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                          $     205,687,872    $     398,042,406
   Withdrawals                                                 (246,450,820)        (473,712,143)
------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS      $     (40,762,948)   $     (75,669,737)
------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                $     (39,334,698)   $     (74,225,039)
------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                      $     208,222,393    $     282,447,432
------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $     168,887,695    $     208,222,393
------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                    YEAR ENDED DECEMBER 31,
                                                        ----------------------------------------------
                                                         2004      2003      2002      2001      2000
------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                               0.59%     0.57%     0.58%     0.57%     0.58%
   Expenses after custodian fee reduction                 0.59%     0.57%     0.58%     0.57%     0.58%
   Net investment income                                  0.78%     0.59%     1.22%     3.33%     5.77%
------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                             0.78%     0.60%     1.22%     3.70%       --
------------------------------------------------------------------------------------------------------

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements

CASH MANAGEMENT PORTFOLIO as of December 31, 2004
NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio was organized as a trust under the laws of the State of New York on May 1, 1992. The Portfolio's objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2004, the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund held interests of approximately 58.2% and 40.4%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A SECURITY VALUATION -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D EXPENSE Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

G OTHER -- Investment transactions are accounted for on a trade-date basis.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $920,455 for the year ended December 31, 2004. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3    LINE OF CREDIT

The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2004.

4    INVESTMENTS

Purchases and sales (including maturities) of investments during the year ended December 31, 2004, exclusive of U.S. Government and agency securities, aggregated $2,111,558,240 and $2,106,907,799, respectively. Purchases and sales (including maturities) of U.S. Government and agency securities aggregated $545,915,001 and $592,355,000, respectively.

CASH MANAGEMENT PORTFOLIO as of December 31, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE TRUSTEES AND INVESTORS OF CASH MANAGEMENT PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 2004, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 16, 2005

EATON VANCE MONEY MARKET FUNDS
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Cash Management Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust or the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                     POSITION(S)        TERM OF                                  NUMBER OF PORTFOLIOS
                       WITH THE       OFFICE AND                                   IN FUND COMPLEX
    NAME AND          TRUST AND        LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY
  DATE OF BIRTH     THE PORTFOLIO       SERVICE       DURING PAST FIVE YEARS          TRUSTEE(1)         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes        Trustee        Trustee of    Chairman, President and             195                  Director of EVC
11/9/41                                the Trust    Chief Executive Officer of
                                      since 1991;   BMR, EVC, EVM and EV;
                                        of the      Director of EV; Vice
                                       Portfolio    President and Director of
                                      since 1993    EVD. Trustee and/or
                                                    officer of 195 registered
                                                    investment companies in the
                                                    Eaton Vance Fund Complex.
                                                    Mr. Hawkes is an interested
                                                    person because of his
                                                    positions with BMR, EVM, EVC
                                                    and EV, which are affiliates
                                                    of the Funds and Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III Chairman of the    Trustee of    Jacob H. Schiff Professor           195              Director of Tiffany & Co.
2/23/35               Board and        the Trust    of Investment Banking                                (specialty retailer) and
                       Trustee        since 1986;   Emeritus, Harvard                                          Telex, Inc.
                                        of the      University Graduate School                         (telecommunication services
                                       Portfolio    of Business Administration.                                  company)
                                         since
                                        1993 and
                                      Chairman of
                                       the Board
                                      since 2005

William H. Park        Trustee        Since 2003    President and Chief                 195                        None
9/19/47                                             Executive Officer, Prism
                                                    Capital Management, LLC
                                                    (investment management firm)
                                                    (since 2002). Executive Vice
                                                    President and Chief
                                                    Financial Officer, United
                                                    Asset Management Corporation
                                                    (a holding company owning
                                                    institutional investment
                                                    management firms)
                                                    (1982-2001).

Ronald A. Pearlman     Trustee        Since 2003    Professor of Law,                   195                        None
7/10/40                                             Georgetown University Law
                                                    Center (since 1999). Tax
                                                    Partner, Covington &
                                                    Burling, Washington, DC
                                                    (1991-2000).

Norton H. Reamer       Trustee        Trustee of    President, Chief Executive          195                        None
9/21/35                                the Trust    Officer and a Director of
                                      since 1986;   Asset Management Finance
                                        of the      Corp. (a specialty finance
                                       Portfolio    company serving the
                                      since 1993    investment management
                                                    industry) (since
                                                    October 2003). President,
                                                    Unicorn Corporation (an
                                                    investment and financial
                                                    advisory services company)
                                                    (since September 2000).
                                                    Formerly, Chairman and
                                                    Chief Operating Officer,
                                                    Hellmann, Jordan
                                                    Management Co., Inc. (an
                                                    investment management
                                                    company) (2000-2003).
                                                    Formerly, Advisory
                                                    Director of Berkshire
                                                    Capital Corporation
                                                    (investment banking firm)
                                                    (2002-2003). Formerly
                                                    Chairman of the Board,
                                                    United Asset Management
                                                    Corporation (a holding
                                                    company owning
                                                    institutional investment
                                                    management firms) and
                                                    Chairman, President and
                                                    Director, UAM Funds
                                                    (mutual funds) (1980-2000).

Lynn A. Stout          Trustee        Since 1998    Professor of Law,                   195                        None
9/14/57                                             University of California
                                                    at Los Angeles School of
                                                    Law (since July 2001).
                                                    Formerly, Professor of
                                                    Law, Georgetown University
                                                    Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)              TERM OF
                             WITH THE               OFFICE AND
     NAME AND                TRUST AND              LENGTH OF                            PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           THE PORTFOLIO             SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.   President of the Trust        Since 2002       Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                              Investment Officer of EVM and BMR and Director of EVC. Chief
                                                                     Executive Officer of Belair Capital Fund LLC, Belcrest
                                                                     Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital
                                                                     Fund LLC and Belrose Capital Fund LLC (private investment
                                                                     companies sponsored by EVM). Officer of 59 registered
                                                                     investment companies managed by EVM or BMR.

William H. Ahern, Jr.  Vice President of the        Since 1995       Vice President of EVM and BMR. Officer of 78 registered
                               Trust                                 investment companies managed by EVM or BMR.
7/28/59

Thomas J. Fetter       Vice President of the        Since 1997       Vice President of EVM and BMR. Officer of 124 registered
8/20/43                        Trust                                 investment companies managed by EVM or BMR.

Elizabeth S. Kenyon      President of the         Since 2002(2)      Vice President of EVM and BMR. Officer of 2 registered
9/8/59                       Portfolio                               investment companies managed by EVM or BMR.

Thomas H. Luster       Vice President of the        Since 2002       Vice President of EVM and BMR. Officer of 16 registered
4/8/62                       Portfolio                               investment companies managed by EVM or BMR.

Michael R. Mach        Vice President of the        Since 1999       Vice President of EVM and BMR. Officer of 29 registered
7/15/47                        Trust                                 investment companies managed by EVM or BMR.

Robert B. MacIntosh    Vice President of the        Since 1998       Vice President of EVM and BMR. Officer of 124 registered
1/22/57                        Trust                                 investment companies managed by EVM or BMR.

Duncan W. Richardson   Vice President of the        Since 2001       Senior Vice President and Chief Equity Investment Officer of
                               Trust                                 EVM and BMR. Officer of 46 registered investment companies
10/26/57                                                             managed by EVM or BMR.

Walter A. Row, III     Vice President of the        Since 2001       Director of Equity Research and a Vice President of EVM and
7/20/57                        Trust                                 BMR. Officer of 26 registered investment companies managed by
                                                                     EVM or BMR.

Judith A. Saryan       Vice President of the        Since 2003       Vice President of EVM and BMR. Officer of 28 registered
8/21/54                        Trust                                 investment companies managed by EVM or BMR.

Susan Schiff           Vice President of the        Since 2002       Vice President of EVM and BMR. Officer of 28 registered
3/13/61                        Trust                                 investment companies managed by EVM or BMR.

Kristin S. Anagnost      Treasurer of the         Since 2002(2)      Assistant Vice President of EVM and BMR. Officer of 106
6/12/65                      Portfolio                               registered investment companies managed by EVM or BMR.

Alan R. Dynner               Secretary              Since 1997       Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                                             EVD, EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

James L. O'Connor     Treasurer of the Trust        Since 1989       Vice President of BMR, EVM and EVD. Officer of 117 registered
4/1/45                                                               investment companies managed by EVM or BMR.

Paul M. O'Neil           Chief Compliance           Since 2004       Vice President of EVM and BMR. Officer of 195 registered
7/11/53                       Officer                                investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Kenyon served as Vice President of the Portfolio since 2001 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2003, and December 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                  12/31/03           12/31/04
---------------------------------------------------------------
Audit Fees                        $   31,475         $   32,175

Audit-Related Fees(1)             $        0         $        0

Tax Fees(2)                       $    5,875         $    6,475

All Other Fees(3)                 $        0         $        0
                                  -----------------------------

Total                             $   37,350         $   38,650
                                  =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                     12/31/03        12/31/04
---------------------------------------------------------------
Registrant                            $   5,875       $   6,745

Eaton Vance (1)                       $       0       $  84,490

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i) sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CASH MANAGEMENT PORTFOLIO


By:    /s/ Elizabeth Kenyon
       --------------------
       Elizabeth Kenyon
       President


Date:  February 16, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Kristin S. Anagnost
       -----------------------
       Kristin S. Anagnost
       Treasurer


Date:  February 16, 2005


By:    /s/ Elizabeth Kenyon
       --------------------
       Elizabeth Kenyon
       President


Date:  February 16, 2005